Earnings (loss) per share	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Earnings (loss) per share

13.	Earnings (loss) per share

	For the year ended August 31,
	2023	2022
Net income (loss) attributable to shareholders	$2,250	$(6,216)
Weighted average number of common shares for basic EPS(1)	282,401,603	266,999,724
Effect of dilutive stock options, warrants, RSUs and share awards	6,127,725	-
Weighted average number of common shares for diluted EPS(1)	288,529,328	266,999,724
(1)	The weighted average number of common shares for basic and diluted EPS include vested, but unissued, common shares relating to common share awards.

For the year ended August 31, 2023, the weighted average number of common shares for diluted EPS excluded 10.5 million stock options and 39.0 million warrants that were anti-dilutive for the period (2022: 7.4 million share options and 42.0 million share warrants).